Investment in the joint venture Equity method (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment in the joint venture - Equity method (Tables)
Share of the joint ventures' (loss) for the year ended	$ (177)	$ (2,030)
Carrying amount of the Company's investments in the joint ventures	$ 27,494	$ 27,671